STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2011
Stock Option Plan
STOCK OPTION PLAN
NOTE  11 –  STOCK OPTION PLAN

The Company grants selected executives and other key employees and directors incentive and non–qualified stock option awards which vest and become fully exercisable at the discretion of the Board of Directors as the options are granted.  All options currently outstanding vest four years from their respective grant dates.  The Company is authorized to grant options for up to 150,000 shares of the Company’s common stock.  The exercise price of the options, which have a ten year life, may not be less than the market price of the Company’s stock on the date of grant.  For the years ended December 31, 2011 and 2010, the Company recognized $108,399 and $132,732, respectively, in compensation expense for stock options.

The following is a summary of the status of the Company’s stock option plan and changes in that plan for 2011 and 2010.  The Company had no grants outstanding prior to 2003.

	2011
Options	Shares	Weighted– Average Exercise Price	Weighted– Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding, beginning of year	74,440	$68.10
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding, end of year	74,440	$68.10	5.5	$-
Options exercisable at year end	54,990	$69.92	4.7	$-
Weighted–average fair value of options granted during the year		$-

	2010
Options	Shares	Weighted– Average Exercise Price	Weighted– Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding, beginning of year	61,040	$70.30
Granted	14,400	59.04
Exercised	-
Forfeited or expired	(1,000)	71.59
Outstanding, end of year	74,440	68.10	6.5	$-
Options exercisable at year end	43,215	$0.36	5.1	$-
Weighted–average fair value of options granted during the year		$13.71

(1)
The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2011.  At December 31, 2011, the average exercise price of outstanding and exercisable options exceeded the market value of the underlying stock.  This amount changes based on changes in the market value of the Company’s stock.  The fair value (present value of the estimated future benefit to the option holder) of each option grant is estimated on the date of grant using the Black-Scholes option pricing model.

Information pertaining to options outstanding at December 31, 2011 is as follows:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of	Number	Contractual	Exercise	Number	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$56.00	4,626	1.4 Years	$56.00	4,626	$56.00
62.00	6,826	2.4 Years	62.00	6,826	62.00
70.00	6,188	3.2 Years	70.00	6,188	70.00
76.00	9,700	4.2 Years	76.00	9,700	76.00
77.00	9,700	5.2 Years	77.00	9,700	77.00
78.13	11,400	6.2 Years	78.13	8,550	78.13
62.87	11,600	7.2 Years	62.87	5,800	62.87
55.23 to 59.84	14.400	8.3 Years	59.04	3.600	59.04
Outstanding at end of year	74.440	5.5 Years	$68.10	54.990	$69.92

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Nonvested options, December 31, 2010	31,225	$11.64
Granted	-	-
Vested	(11,775)	11.66
Forfeited/expired	-	-

Nonvested options, December 31, 2011	19,450	$11.63

Total unrecognized compensation cost relating to stock options not vested as of December 31, 2011 and 2010 was $148,000 and $256,000, respectively.

The fair value of each option grant was estimated on the grant date using an option–pricing model with the following assumptions:

	March 10,	September 14,	March 11,
	2010	2010	2009
Risk–free interest rates	3.11%	2.70%	2.53%
Dividend yields	2.42%	2.77%	4.77%
Volatility factors of expected market price of common stock	25.03%	24.90%	24.48%
Weighted–average expected life of the options	7 years	9 years	8 years

There were no stock options exercised in 2011 and 2010.